Share-based Compensation - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	May 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted			$ 35.16	$ 0.82	$ 2.35	$ 0.81	$ 0.58
Unrecognized compensation expense	$ 900,000		$ 3,100,000		$ 3,100,000		$ 900,000
weighted-average remaining vesting period					3 years 2 months 12 days
Share-based compensation expenses			$ 1,178,100	$ 18,255	$ 1,459,980	$ 28,488
Number of Shares, Granted					1,119,136		2,686,075	752,520
Common stock, shares authorized	25,000,000		200,000,000		200,000,000		25,000,000	25,000,000
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			$ 33,267	16,354	$ 58,153	25,370	$ 100,000
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			$ 1,144,833	$ 1,901	$ 1,401,827	$ 3,118	$ 100,000
2023 stock plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	5,643,900						5,643,900
2024 Stock plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	3,469,786						3,469,786
Shares remained available for issuance under plan	40,712						40,712
2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares remained available for issuance under plan			2,569,853		2,569,853
Common stock, shares authorized			5,400,000		5,400,000
Incentive Stock Options and Non-statutory Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual life (in years)					10 years		10 years
weighted-average remaining vesting period					4 years		4 years
Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			$ 14,259		$ 14,259		$ 0
Non-employee | Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted	709,890
Founder | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
weighted-average remaining vesting period		4 years
Number of shares issued		1,410,975